Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents (Note 8)		$ 51,589	$ 52,583
Amounts due from related parties (Note 13)		1,762	5,726
Inventories		3,264	2,652
Other current assets (Note 18)		14,381	5,511
Total current assets		70,996	66,472
Long-term assets:
Vessels, net of accumulated depreciation and impairment (Notes 8, 10 and 19)		1,642,026	1,708,786
Right-of-use assets (Note 4)		3,061	1,490
Intangible assets, net (Note 11)		378	681
Derivative assets (Notes 7 and 8)		168
Accrued income		2,164	2,867
Total long term assets		1,647,797	1,713,824
Total assets		1,718,793	1,780,296
Current liabilities:
Trade accounts payable (Note 13)		3,804	3,848
Accrued expenses		5,866	5,380
Current portion of long-term debt (Notes 8 and 12)		351,370	184,188
Current lease liabilities (Note 4)		641	652
Current portion of derivative liabilities (Notes 7 and 8)		9,984	10,695
Income taxes payable		276	86
Current portion of contract liabilities (Note 11)		1,518	1,518
Prepaid charter		7,821	5,424
Amount due to related parties (Note 13)		3,450	2,140
Total current liabilities		384,730	213,931
Long-term liabilities:
Long-term debt (Notes 8 and 12)		646,348	846,157
Lease liabilities (Note 4)		2,419	838
Derivative liabilities (Notes 7 and 8)		8,495	19,358
Contract liabilities (Note 11)		1,410	2,168
Deferred tax liabilities (Note 9)		294	295
Total long-term liabilities		658,966	868,816
Total liabilities		1,043,696	1,082,747
Commitments and contingencies (Note 14)
Series A Convertible Preferred Units (1)	[1]	84,367	89,264
Partners' capital:
Common unitholders		580,248	597,390
General partner interest		10,482	10,895
Total partners' capital		590,730	608,285
Total liabilities and equity		$ 1,718,793	$ 1,780,296

[1]	On May 27, 2021, Tortoise Direct Opportunities Fund LP, the holder of 416,677 of the Partnership’s Series A Convertible Preferred Units, sold 208,333 of its Series A Preferred Units to KNOT and converted 208,334 Series A Preferred Units to 215,292 common units based on a conversion rate of 1.0334.